1
The Gabelli Multimedia Trust Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.0%
DISTRIBUTION COMPANIES  — 62.2%
Broadcasting  — 5.6%
10,000 Asahi Broadcasting Group Holdings Corp. $ 54,189
7,300 Beasley Broadcast Group Inc., Cl. A† .... 24,382
6,000 Chubu-Nippon Broadcasting Co. Ltd. ... 43,288
19,000 Cogeco Inc. ..................... 946,927
70,000 Corus Entertainment Inc., Cl. B† ....... 1,634
128,000 Entravision Communications Corp., Cl. A . 380,160
17,000 Fox Corp., Cl. A ................... 992,800
37,000 Fox Corp., Cl. B ................... 1,964,700
1,300 GCI Liberty Inc., Cl. A† ............. 47,905
32,970 GCI Liberty Inc., Cl. C† ............. 1,226,814
81,000 Grupo Radio Centro SAB de CV, Cl. A† .. 18,077
14,000 Informa plc ..................... 138,496
195,000 ITV plc ......................... 193,706
6,800 Liberty Broadband Corp., Cl. A† ....... 341,496
31,000 Liberty Broadband Corp., Cl. C† ....... 1,559,300
68,566 Media Prima Berhad ............... 5,927
6,000 Nexstar Media Group Inc. ........... 1,084,980
7,000 Nippon Television Holdings Inc. ....... 139,246
4,000 NRJ Group ...................... 31,716
3,000 RTL Group SA ................... 126,392
79,000 Sinclair Inc. ..................... 1,022,260
28,449 Sirius XM Holdings Inc. ............. 656,603
33,000 TBS Holdings Inc. ................. 1,162,553
15,000 Television Broadcasts Ltd.† .......... 5,280
21,000 Television Francaise 1 SA ............ 168,332
240,000 TV Azteca SAB de CV†(a) ............ 6,695
12,343,858
Business Services  — 0.9%
6,000 Carlisle Support Services Group Ltd.†(a) . 635
5,500 Heather Venture Holdings Ltd.†(a) ..... 0
1,000 Light & Wonder Inc.† .............. 83,280
49,000 NIQ Global Intelligence plc† .......... 557,130
3,250 S&P Global Inc. .................. 1,382,355
5,500 Tapir Holdings Ltd.†(a) ............. 0
2,023,400
Cable  — 4.0%
18,000 AMC Networks Inc., Cl. A† ........... 122,220
1,500 Charter Communications Inc., Cl. A† .... 323,820
30,200 Cogeco Communications Inc. ......... 1,532,686
112,000 Comcast Corp., Cl. A ............... 3,215,520
96,000 Rogers Communications Inc., Cl. B ..... 3,691,200
8,885,446
Computer Software and Services  — 0.1%
2,500 Tencent Holdings Ltd. .............. 154,313
Consumer Services  — 0.4%
1,000 Angi Inc.† ...................... 6,850
Shares
Market
Value
55,000 Bollore SE ...................... $ 311,375
150 Cie de L'Odet SE .................. 224,697
9,000 IAC Inc.† ....................... 360,270
6,000 Stubhub Holdings Inc., Cl. A† ......... 37,440
940,632
Diversified Industrial  — 0.9%
5,000 AAON Inc. ...................... 413,750
27,000 Bouygues SA .................... 1,541,985
8,000 Malaysian Resources Corp. Berhad ..... 523
1,956,258
Entertainment  — 22.1%
64,000 Atlanta Braves Holdings Inc., Cl. A† .... 3,017,600
119,000 Atlanta Braves Holdings Inc., Cl. C† .... 5,081,300
1,325,000 Grupo Televisa SAB, ADR ............ 3,855,750
57,000 Havas NV ....................... 987,593
5,092 Liberty Live Holdings Inc., Cl. A† ...... 466,631
24,763 Liberty Live Holdings Inc., Cl. C† ...... 2,330,446
23,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 1,834,880
16,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 1,360,320
38,000 Lionsgate Studios Corp.† ............ 364,420
4,000 M6 Metropole Television SA .......... 53,169
40,000 Madison Square Garden Entertainment
Corp.† ....................... 2,356,400
26,200 Madison Square Garden Sports Corp.† .. 8,420,680
54,000 Naspers Ltd., Cl. N ................ 2,750,733
42,000 Netflix Inc.† ..................... 4,038,300
15,000 Reading International Inc., Cl. A† ...... 16,950
7,700 Reading International Inc., Cl. B† ...... 69,300
2,200 Roku Inc.† ...................... 208,164
25,000 Sphere Entertainment Co.† .......... 2,935,000
50,000 Sportradar Group AG, Cl. A† ......... 837,000
35,000 Starz Entertainment Corp.† .......... 402,500
11,000 Take-Two Interactive Software Inc.† .... 2,172,500
12,500 TKO Group Holdings Inc. ............ 2,520,625
73,700 Versant Media Group Inc. ........... 2,728,374
48,808,635
Equipment  — 3.3%
13,000 Amphenol Corp., Cl. A .............. 1,642,550
38,000 Corning Inc. ..................... 5,166,860
4,500 QUALCOMM Inc. ................. 579,510
7,388,920
Financial Services  — 0.3%
4,200 Jardine Matheson Holdings Ltd. ....... 298,830
17,500 Kinnevik AB, Cl. A† ................ 106,849
95,000 O B Financial Holding SAE† .......... 932
74,000 Sony Financial Group Inc., ADR† ...... 333,740

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Financial Services (Continued)
32,750 Waterloo Investment Holdings Ltd.†(a) .. $ 11,462
751,813
Food and Beverage  — 0.1%
2,200 Pernod Ricard SA ................. 163,303
3,500 Remy Cointreau SA ................ 148,793
312,096
Information Technology  — 0.6%
1,800 Broadcom Inc. ................... 557,118
19,100 Prosus NV ...................... 860,551
1,417,669
Real Estate  — 4.4%
15,500 American Tower Corp., REIT .......... 2,674,990
500 Equinix Inc., REIT ................. 490,120
21,400 Lamar Advertising Co., Cl. A, REIT ..... 2,710,524
15,000 Midway Investments†(a) ............ 199
59,500 Outfront Media Inc., REIT ........... 1,576,750
24,000 Ryman Hospitality Properties Inc., REIT . 2,214,480
9,667,063
Retail  — 1.2%
12,500 Amazon.com Inc.† ................ 2,603,375
1,000 Best Buy Co. Inc. ................. 64,200
250 Meituan, Cl. B† ................... 2,645
2,670,220
Satellite  — 2.4%
44,200 EchoStar Corp., Cl. A† .............. 5,174,494
1,000,000 PT Indosat Tbk ................... 122,981
3,000 SKY Perfect JSAT Corp. ............. 54,686
5,352,161
Telecommunications  — 2.3%
34,000 Eurotelesites AG† ................. 173,701
55,000 Liberty Global Ltd., Cl. A† ........... 664,950
111,000 Liberty Global Ltd., Cl. C† ........... 1,302,030
34,000 Sunrise Communications AG, Cl. A ..... 2,012,106
18,400 Viasat Inc.† ..................... 842,720
4,995,507
Telecommunications: Long Distance  — 2.2%
14,400 BCE Inc. ........................ 363,338
121,000 Telesat Corp.† ................... 4,380,200
2,400 Telstra Group Ltd., ADR ............. 44,338
3,800 TIM SA, ADR .................... 100,662
4,888,538
Telecommunications: National  — 5.6%
12,000 Deutsche Telekom AG .............. 443,153
51,200 Deutsche Telekom AG, ADR .......... 1,898,496
11,500 Elisa Oyj ....................... 557,212
Shares
Market
Value
1,100 Freenet AG ...................... $ 33,591
3,605 Hellenic Telecommunications Organization
SA .......................... 68,003
5,000 Itissalat Al-Maghrib ................ 52,591
50,000 Koninklijke KPN NV ................ 277,577
115,000 Liberty Latin America Ltd., Cl. A† ...... 993,600
5,000 Magyar Telekom Telecommunications plc 31,046
190,000 Megacable Holdings SAB de CV ....... 657,892
500,000 NTT Inc. ........................ 495,259
9,000 Orange SA, ADR .................. 184,230
22,000 PLDT Inc., ADR .................. 462,880
32,000 Shenandoah Telecommunications Co. ... 493,440
82,662 Sitios Latinoamerica SAB de CV† ...... 24,629
17,800 Swisscom AG, ADR ................ 1,487,190
10,000 Telecom Argentina SA, ADR .......... 116,900
60,000 Telecom Italia SpA† ................ 41,555
20,000 Telefonica Brasil SA, ADR ........... 318,200
190,000 Telefonica SA, ADR ................ 824,600
136,000 Telekom Austria AG ................ 1,432,052
15,172 Telia Co. AB ..................... 77,313
6,000 Telkom Indonesia Persero Tbk PT, ADR .. 112,080
10,000 VEON Ltd., ADR† ................. 463,000
500 Verizon Communications Inc. ......... 25,100
50,000 Vodafone Group plc, ADR ........... 751,000
12,322,589
Telecommunications: Regional  — 1.7%
50,500 Orange Belgium SA† ............... 1,179,083
35,000 Telephone and Data Systems Inc. ...... 1,473,500
78,000 TELUS Corp. .................... 1,000,740
3,653,323
Wireless Communications  — 4.1%
52,500 America Movil SAB de CV, ADR ....... 1,337,700
45,000 Anterix Inc.† ..................... 1,718,550
30,500 Array Digital Infrastructure Inc. ........ 1,407,270
389,058 Jasmine International PCL†(a) ........ 13,449
13,000 Millicom International Cellular SA ...... 974,220
55,000 Operadora De Sites Mexicanos SAB de CV 52,689
1,000 Optimum Communications Inc., Cl. A† .. 1,300
19,000 Orascom Investment Holding, GDR†(a) .. 266
19,000 SK Telecom Co. Ltd., ADR ........... 556,510
13,600 T-Mobile US Inc. .................. 2,856,408
30,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 180,900
9,099,262
TOTAL DISTRIBUTION COMPANIES ... 137,631,703
COPYRIGHT/CREATIVITY COMPANIES  — 27.8%
Business Services: Advertising  — 0.8%
335,000 Clear Channel Outdoor Holdings Inc.† ... 793,950
30,000 JCDecaux SE .................... 640,803
10,820 Magnite Inc.† .................... 128,542
1,500 Publicis Groupe SA ................ 122,821

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Business Services: Advertising (Continued)
4,000 Ströeer SE & Co. KGaA ............. $ 140,782
1,826,898
Computer Hardware  — 1.2%
10,700 Apple Inc. ...................... 2,715,553
Computer Software and Services  — 7.6%
33,000 Alphabet Inc., Cl. A ................ 9,489,480
18,700 eBay Inc. ....................... 1,702,074
3,900 Meta Platforms Inc., Cl. A ........... 2,231,307
7,100 Microsoft Corp. .................. 2,628,207
2,500 NVIDIA Corp. .................... 436,000
300 Red Violet Inc.† .................. 10,380
3,500 ServiceTitan Inc. , Cl. A† ............. 222,110
16,719,558
Consumer Products  — 1.6%
16,600 Johnson Outdoors Inc., Cl. A ......... 772,066
11,000 Nintendo Co. Ltd. ................. 608,204
155,000 Nintendo Co. Ltd., ADR ............. 2,214,950
3,595,220
Electronics  — 4.4%
2,000 IMAX Corp.† .................... 76,020
12,000 Intel Corp.† ..................... 529,560
3,790 Koninklijke Philips NV .............. 103,846
431,500 Sony Group Corp., ADR ............. 8,932,050
9,641,476
Entertainment — 7.3%
315,000 Canal+ SA ...................... 833,243
14,000 Capcom Co. Ltd. .................. 295,340
75,000 GMM Grammy Public Co. Ltd.† ....... 8,187
3,000 Live Nation Entertainment Inc.† ....... 457,530
78,000 Manchester United plc, Cl. A† ......... 1,311,960
310,000 Ollamani SAB† ................... 1,266,947
16,000 Reservoir Media Inc.† .............. 156,640
3,200 Spotify Technology SA† ............. 1,551,712
21,000 Square Enix Holdings Co. Ltd. ........ 331,332
17,176 STV Group plc ................... 23,189
93,000 Tencent Music Entertainment Group, ADR 863,040
17,000 The Marcus Corp. ................. 291,890
27,600 The Walt Disney Co. ............... 2,660,088
55,000 Ubisoft Entertainment SA† ........... 243,798
16,000 Universal Entertainment Corp.† ....... 66,538
48,000 Universal Music Group NV ........... 922,923
685,000 Vivendi SE ...................... 1,405,369
100,000 Warner Bros Discovery Inc.† ......... 2,746,000
24,000 Warner Music Group Corp., Cl. A ...... 612,960
16,048,686
Shares
Market
Value
Hotels and Gaming — 2.7%
4,200 Allwyn AG ...................... $ 63,546
8,000 Boyd Gaming Corp. ................ 657,440
72,000 Brightstar Lottery plc ............... 917,280
43,000 Caesars Entertainment Inc.† .......... 1,136,490
1,000 Churchill Downs Inc. ............... 89,830
26,000 Entain plc ....................... 193,060
1,000 Flutter Entertainment plc† ........... 101,997
31,000 Full House Resorts Inc.† ............ 69,750
25,000 Golden Entertainment Inc. ........... 667,250
25,000 Melco Resorts & Entertainment Ltd., ADR† 142,000
8,000 MGM China Holdings Ltd. ........... 11,294
15,300 MGM Resorts International† ......... 566,253
4,000 Penn Entertainment Inc.† ............ 60,120
13,500 Wynn Resorts Ltd. ................ 1,370,925
6,047,235
Publishing  — 2.2%
17,000 Arnoldo Mondadori Editore SpA ....... 39,142
974,000 Bangkok Post plc† ................ 2,953
2,400 Graham Holdings Co., Cl. B .......... 2,537,424
39,300 Lee Enterprises Inc.† ............... 338,373
312,000 Louis Hachette Group .............. 562,395
1,000,000 Nation Group Thailand Public Co. Ltd.†(a) 1,516
28,000 News Corp., Cl. A ................. 698,040
14,000 News Corp., Cl. B ................. 399,140
6,779 Novus Holdings Ltd. ............... 2,204
40,000 The E.W. Scripps Co., Cl. A† .......... 148,800
1,000 Wolters Kluwer NV ................ 74,691
4,804,678
TOTAL COPYRIGHT/CREATIVITY
COMPANIES .................. 61,399,304
TOTAL COMMON STOCKS ......... 199,031,007
CLOSED-END FUNDS  — 0.0%
8,000 Altaba Inc., Escrow† ............... 10,800
PREFERRED STOCKS  — 0.1%
DISTRIBUTION COMPANIES  — 0.1%
Broadcasting  — 0.1%
6,000 Liberty Broadband Corp., Ser. A, 7.000% . 139,800
WARRANTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Real Estate  — 0.0%
600 Malaysian Resources Corp. Berhad, expire
10/29/27† ..................... 2

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
WARRANTS (Continued)
DISTRIBUTION COMPANIES (Continued)
Wireless Communications  — 0.0%
194,529 Jasmine International PCL, expire
10/10/31† ..................... $ 1,475
TOTAL DISTRIBUTION COMPANIES ... 1,477
TOTAL WARRANTS .............. 1,477
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 9.9%
$ 22,091,000 U.S. Treasury Bills,
3.553% to 3.781%††, 04/16/26 to
09/24/26 ...................... 21,946,464
Shares
INVESTMENT COMPANIES  — 0.0%
2,000 Gabelli Opportunities in Live and Sports
ETF†(b) ...................... 48,905
TOTAL INVESTMENTS — 100.0% ....
(Cost $ 170,666,532) ............. $ 221,178,453
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Investment in an affiliated fund, which is registered under the Investment
Company Act of 1940, as amended, and is advised by Gabelli Funds,
LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 73.7% $ 162,960,166
Europe .............................. 13.4 29,639,360
Japan ............................... 6.7 14,731,375
Latin America ....................... 3.7 8,241,899
Asia/Pacific ......................... 1.3 2,798,928
South Africa ......................... 1.2 2,752,936
Africa/Middle East ................... 0.0 * 53,789
Total Investments ................... 100.0% $ 221,178,453
* Amount represents less than 0.05%.